Voya Inflation Protected Bond Plus Portfolio Expense Example - Voya Inflation Protected Bond Plus Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,548
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	849
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,146